Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties
7.	Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Volatility in the financial markets may significantly impact the subsequent valuation of the Plan’s investments. Accordingly, the valuation of investments at December 31, 2025 may not necessarily be indicative of amounts that could be realized in a current market
exchange.